Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses

Key management, including the Board of Directors and the executive management team, compensation expenses were:

in CHF thousands	For the years ended December 31,
	2023	2022	2021
Salaries, cash compensation and other short-term benefits	3,067	3,506	3,071
Payroll expenses related to restricted share	-	-	951
Pension expense	320	227	264
Share-based compensation expense	2,543	535	251
Total	5,930	4,268	4,537